DEBT (Tables)	6 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Summary of short-term and long-term debt
The short-term and long-term debt as of September 30, 2020 and March 31, 2021 were as follows:

	As of September 30, 2020	As of March 31, 2021
Short-term debt:
Short-term bank borrowings (1)	176,752	92,627
Long-term bank borrowings, current portion (1)	159,721	162,721
Capital lease and other financing arrangement payable, current portion (2)	201,835	264,849
Other short-term payable (3)	223,828	265,220

Subtotal	762,136	785,417

Long-term debt:
Long-term bank borrowings, non-current portion (1)	196,682	231,222
Capital lease and other financing arrangement payable, non-current portion (2)	242,719	191,768
Other long term payable (3)	25,519	25,506

Subtotal	464,920	448,496

Total	1,227,056	1,233,913

Summary of future minimum lease payments required under the capital lease arrangements
Future minimum lease payments required under the capital lease arrangements are as follows:

March 31, 2021
2021	28,552
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	—

75,129
Less payment amount allocated to interest	7,049

Present value of capital lease obligation	68,080

Current portion of capital lease obligation	28,552
Long-term portion of capital lease obligation	39,528

68,080